Trade and Other Receivables - Summary Of Unbilled Revenue And Retentions Explanatory (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Unbilled Revenue And Retentions [Abstract]
Beginning Balance, Unbilled revenue	$ 297	$ 278
Translation adjustment, Unbilled revenue	(4)	7
Additional contract balances recognized, Unbilled revenue	318	238
Invoiced in the period, Unbilled revenue	(239)	(226)
Received from customers, Unbilled revenue	0
Written off, Unbilled Revenue	(11)
Disposals, Unbilled revenue	0
Ending Balance, Unbilled revenue	361	297
Beginning balance, Retentions	202	206
Translation adjustment, Retentions	(1)	3
Additional contract balances recognized, Retentions	130	130
Invoiced in the period, Retentions	0	0
Received from customers, Retentions	(125)	(137)
Disposals, Retentions	(2)
Ending Balance, Retentions	$ 204	$ 202